ACCRUED AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
ACCRUED AND OTHER CURRENT LIABILITIES

Note 17. ACCRUED AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consisted of the following as of June 30, 2024 and December 31, 2023:

	2024	2023
Accrued payroll	$9,124	$326,515
Credit cards	307,252	240,989
Warranty reserve	140,000	140,000
Sales tax payable	(3,492)	43,891
Royalty payable	222,500	-
Other	350,946	374,100
Accrued and other current liabilities	$1,026,330	$1,125,495

Accrued liabilities and other current liabilities assumed in Merger

Accrued tax payable	$45,008	$-
Other current liabilities assumed in Merger	250,000	-
Accrued liabilities and other current liabilities assumed in Merger	$295,008	$-